Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2022
Cash and cash equivalents
Schedule of cash and cash equivalents

	As of
	June 30,	December 31,
(in thousands of $)	2022	2021
Money market funds	$887,823	$997,092
Term accounts	161,161	95,090
Cash and bank balances	318,304	242,494
Total cash and cash equivalents	$1,367,288	$1,334,676